Operating leases, from the perspective as a lessee	12 Months Ended
Dec. 31, 2024
Operating leases, from the perspective as a lessee [Abstract]
Operating leases, from the perspective as a lessee

Note 14 – Operating leases, from the perspective as a lessee

The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2030 and various renewal and termination options. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

As of December 31, 2024 and 2023, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of US$4,031,580 and US$6,676,300, respectively, and the corresponding operating lease right-of-use assets of US$3,388,523 and US$6,150,732, respectively.

Also see Note 18 for related party operating lease commitments.

The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive loss:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Operating lease cost	$1,822,184	$2,053,911	$1,948,051
Short-term lease cost	2,870	18,404	35,710
Total lease cost	$1,825,054	$2,072,315	$1,983,761

Supplemental cash flow information related to operating leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$1,285,329	$2,692,699	$1,559,148
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$273,213	$1,801,664	$5,394,251
Remeasurement of the lease liabilities and right-of-use-assets due to lease modification	$1,350,538	$320,911	$1,485,436

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	December 31,	December 31,
	2024	2023

Weighted average remaining lease term of operating leases	4.78 Years	4.90 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

The Company’s maturity analysis of operating lease liabilities, including operating lease liabilities to related parties, as of December 31, 2024 is as follows:

Operating
Leases
2025	$1,380,935
2026	722,436
2027	655,933
2028	686,193
2029	717,589
Thereafter	556,344
Total lease payment	4,719,430
Less: imputed interest	(687,850)
Present value of operating lease liabilities	4,031,580
Less: current obligation	(1,144,338)
Long-term obligation at December 31, 2024	$2,887,242